UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the initial distribution period from

January 19, 2012 to October 15, 2012

Commission File Number of issuing entity: 333-177662-01

CENTERPOINT ENERGY TRANSITION BOND
COMPANY IV, LLC

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 1-3187

CENTERPOINT ENERGY HOUSTON
ELECTRIC, LLC

(Exact name of depositor and sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

45-3687039

(I.R.S. Employer Identification No.)

1111 Louisiana Suite 4664B Houston, Texas	77002
(Address of principal executive offices of the issuing entity)	(Zip Code)

(713) 207-5776

(Issuing entity’s telephone number, including area code)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
2012 Senior Secured Transition Bonds, Tranche A-1			☒
2012 Senior Secured Transition Bonds, Tranche A-2			☒
2012 Senior Secured Transition Bonds, Tranche A-3			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes  ☒    No   ☐

PART I—DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions (i.e., the interest and scheduled principal payments) described in Exhibit 99.1 is October 12, 2012.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the 2012 Senior Secured Transition Bonds (the “2012 Transition Bonds”), dated January 11, 2012, and related Prospectus, dated January 3, 2012, of CenterPoint Energy Transition Bond Company IV, LLC (the “Issuing Entity”) filed with the Securities and Exchange Commission (“SEC”) pursuant to Rule 424(b)(2) of the Securities Act of 1933, as amended, on January 12, 2012.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the 2012 Transition Bonds have been made with respect to the October 15, 2012 distribution date.

PART II—OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

The Issuing Entity’s registration statement on Form S-3 relating to the 2012 Transition Bonds, as amended (the “Registration Statement”), Registration Nos. 333-177662 and 333-177662-01, was declared effective by the SEC on January 3, 2012. The aggregate amount of the 2012 Transition Bonds offered and sold under the Registration Statement was $1,695,000,000.

The 2012 Transition Bonds are the only securities offered and sold to date under the Registration Statement. The underwriters purchased the 2012 Transition Bonds for approximately $1.688 billion. The proceeds to the Issuing Entity, net of expenses, were approximately $1.684 billion. The following sets forth additional information regarding the 2012 Transition Bonds offering:

Tranche	Initial Principal Amount
A-1	$606,222,000
A-2	$407,516,000
A-3	$681,262,000

The Issuing Entity used the proceeds from the sale of the 2012 Transition Bonds to purchase the transition property relating to the 2012 Transition Bonds from CenterPoint Energy Houston Electric, LLC, as described in the Registration Statement.

On October 21, 2011, the Issuing Entity issued 1,000 Common Shares, being all of the membership interests in the Issuing Entity, to CenterPoint Energy Houston Electric, LLC in a private placement in reliance on Section 4(2) of the Securities Act of 1933, as amended. A capital contribution of $1,000 was paid for the Common Shares. The proceeds of the private placement were deposited in the general funds account of the Issuing Entity.

Item 4. Defaults Upon Senior Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 5. Submission of Matters to a Vote of Security Holders.

Omitted pursuant to General Instruction C of Form 10-D.

Item 6. Significant Obligors of Pool Assets.

Omitted pursuant to General Instruction C of Form 10-D.

Item 7. Significant Enhancement Provider Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 8. Other Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 9. Exhibits.

(a)	Documents filed as a part of this report (exhibits marked with an asterisk are filed herewith):

*99.1	Semi-annual Servicer’s Certificate relating to the 2012 Transition Bonds, dated October 11, 2012.

(b)	Exhibits required by this Form and Item 601 of Regulation S-K (exhibits marked with an asterisk are filed herewith):

3.1	Certificate of Formation of the Issuing Entity filed with the Delaware Secretary of State on October 14, 2011 (incorporated by reference to exhibit 3.3 included as an exhibit to the Issuing Entity’s Registration Statement on Form S-3 (Registration Nos. 333-177662 and 333-177662-01) filed with the SEC on November 2, 2011).

3.2	Amended and Restated Limited Liability Company Agreement of the Issuing Entity dated as of January 19, 2012 (incorporated by reference to exhibit 3.1 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K (File No. 333-177662-01) filed with the SEC on January 18, 2012).

4.1	Indenture dated as of January 19, 2012 by and between the Issuing Entity and Deutsche Bank Trust Company Americas, as Trustee (incorporated by reference to exhibit 4.1 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K (File No. 333-177662-01) filed with the SEC on January 18, 2012).

4.2	First Supplemental Indenture dated as of January 19, 2012 by and between the Issuing Entity and Deutsche Bank Trust Company Americas, as Trustee, providing for the issuance of the 2012 Transition Bonds (incorporated by reference to exhibit 4.2 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K (File No. 333-177662-01) filed with the SEC on January 18, 2012).

4.3	Form of the 2012 Transition Bonds (included as Exhibit A to the First Supplemental Indenture filed as Exhibit 4.2) (incorporated by reference to exhibit 4.3 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K (File No. 333-177662-01) filed with the SEC on January 18, 2012).

10.1	Transition Property Sale Agreement dated as of January 19, 2012 by and between the Issuing Entity and CenterPoint Energy Houston Electric, LLC, as seller (incorporated by reference to exhibit 10.1 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K (File No. 333-177662-01) filed with the SEC on January 18, 2012).

10.2	Transition Property Servicing Agreement dated as of January 19, 2012 by and between the Issuing Entity and CenterPoint Energy Houston Electric, LLC, as servicer (incorporated by reference to exhibit 10.2 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K (File No. 333-177662-01) filed with the SEC on January 18, 2012).

10.3	Administration Agreement dated as of January 19, 2012 by and between the Issuing Entity and CenterPoint Energy Houston Electric, LLC, as administrator (incorporated by reference to exhibit 10.3 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K (File No. 333-177662-01) filed with the SEC on January 18, 2012).

10.4	Intercreditor Agreement dated as of January 19, 2012 by and among the Issuing Entity, CenterPoint Energy Houston Electric, LLC, Deutsche Bank Trust Company Americas and various other parties named therein (incorporated by reference to exhibit 10.4 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K (File No. 333-177662-01) filed with the SEC on January 18, 2012).

*99.1	Semi-annual Servicer’s Certificate relating to the 2012 Transition Bonds, dated October 11, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CENTERPOINT ENERGY HOUSTON ELECTRIC, LLC
(Depositor)

By:	/s/ Marc Kilbride
Name: Marc Kilbride
Title: Vice President and Treasurer

Date: October 29, 2012

EXHIBIT INDEX

99.1	Semi-annual Servicer’s Certificate relating to the 2012 Transition Bonds, dated October 11, 2012.